Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Provisions
Non-current	$ 21,581	$ 24,020
Current	4,593	3,217
Provisions amount	$ 26,174	$ 27,237